WARRANT LIABILITY (Details) - Churchill Capital Corp IV	6 Months Ended	8 Months Ended
	Jun. 30, 2021 D $ / shares	Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Expiration period of warrants	5 years	5 years
Threshold period for filling registration statement after business combination	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Redemption price of outstanding warrants		$ 0.01
Redemption period		30 days
Share Price		$ 18.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants | D		20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price of outstanding warrants	$ 0.01
Redemption period	30 days
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants | D	20